Document and Entity Information	Apr. 26, 2024
Document Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001865782
Document Type	8-K
Document Period End Date	Apr. 26, 2024
Entity Registrant Name	BrightSpring Health Services, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41938
Entity Tax Identification Number	82-2956404
Entity Address, Address Line One	805 N. Whittington Parkway
Entity Address, City or Town	Louisville
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40222
City Area Code	502
Local Phone Number	394-2100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	BTSG
Security Exchange Name	NASDAQ
6.75% Tangible Equity Units [Member]
Document Information [Line Items]
Security 12b Title	6.75% Tangible Equity Units
Trading Symbol	BTSGU
Security Exchange Name	NASDAQ